THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab® Municipal Money Fund

Schwab® AMT Tax-Free Money Fund

Schwab® California Municipal Money Fund

Schwab® New York Municipal Money Fund

Schwab® Government Money Fund

Schwab® Retirement Government Money Fund

Schwab® Treasury Obligations Money Fund

Schwab® U.S. Treasury Money Fund

Schwab Value Advantage Money Fund®

Schwab® Variable Share Price Money Fund

SCHWAB ANNUITY PORTFOLIOS

Schwab® Government Money Market Portfolio

(each, a Trust and collectively, the Trusts)

Supplement dated September 24, 2020 to all currently effective Statutory Prospectuses and Statements of Additional Information (SAIs) of each series (each, a fund and collectively, the funds) of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.

The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.

At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee[1]	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

[1]

Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

1.	Schwab Municipal Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.34	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

2.	Schwab AMT Tax-Free Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.18	0.03	[2]

Total annual fund operating expenses	0.37	0.22

Less expense reduction	(0.03)	(0.03)

Total annual fund operating expenses after expense reduction[3]	0.34	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

3.	Schwab California Municipal Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01	[2]

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction[3]	0.34	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

4.	Schwab New York Municipal Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.17	0.02	[2]

Total annual fund operating expenses	0.36	0.21

Less expense reduction	(0.02)	(0.02)

Total annual fund operating expenses after expense reduction[3]	0.34	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

5.	Schwab Government Money Fund – Sweep Shares

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.26

Total annual fund operating expenses	0.45

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.44

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$45	$141	$246	$555

6.	Schwab Government Money Fund – Investor Shares

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.34

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

7.	Schwab Retirement Government Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

8.	Schwab Treasury Obligations Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.34

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

9.	Schwab U.S. Treasury Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction[2]	0.34

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

10.	Schwab Value Advantage Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.15	0.00	[2]

Total annual fund operating expenses[3]	0.34	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]	Amount is less than 0.005%.

[3]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

11.	Schwab Variable Share Price Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Ultra Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20 (0.01)
Less expense reduction

Total annual fund operating expenses after expense reduction[2]	0.19

[1]	The information in the table has been restated to reflect current fees and expenses.

[2]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

12.	Schwab Government Money Market Portfolio

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.12

Total annual fund operating expenses	0.31

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$32	$100	$174	$393

13.	The second and third paragraphs under the “Fund Management” section on page 22 of the Schwab Municipal Money Funds statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the funds. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee from each fund of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee from each fund of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, these fees were 0.32% for the Schwab AMT Tax-Free Money Fund, 0.18% for the Schwab Municipal Money Fund, 0.33% for the Schwab California Municipal Money Fund and 0.33% for the Schwab New York Municipal Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. Reductions include any contractual or voluntary waivers or reimbursements. Any applicable contractual expense limitation is described in the Fund Summary section.

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

14.

The second and third paragraphs under the “Fund Management” section on page 6 of the Schwab Government Money Fund-Sweep Shares statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.31% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid. CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as CSIM serves as the adviser to the fund.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

15.

The second and third paragraphs under the “Fund Management” section on page 24 of the Schwab Value Advantage Money Fund, Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund (collectively, the Schwab Money Funds) statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the funds. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee from each fund of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee from each fund of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, these fees were 0.19% for the Schwab Value Advantage Money Fund, 0.31% for the Schwab Government Money Fund, 0.32% for the Schwab Treasury Obligations Money Fund, 0.18% for the Schwab Retirement Government Money Fund and 0.33% for the Schwab U.S. Treasury Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. Reductions include any contractual or voluntary waivers or reimbursements. Any applicable contractual expense limitation is described in the Fund Summaries section.

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

16.

The second and third paragraphs under the “Fund Management” section on page 7 of the Schwab Variable Share Price Money Fund statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.18% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effect of reductions. Reductions include any contractual waivers or reimbursements. The contractual expense limitation is described in the Fund Summary section.

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

17.

The second and third paragraphs under the “Fund Management” section on page 7 of the Schwab Government Money Market Portfolio statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.23% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effects of reductions.

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

18.

The third paragraph under the “Advisory Agreement” sections on page 26 of the Schwab Municipal Money Funds, page 21 of the Schwab Government Money Fund-Sweep Shares, page 21 of the Schwab Money Funds, page 18 of the Schwab Variable Share Price Money Fund and page 15 of the Schwab Government Money Market Portfolio SAIs is deleted in its entirety and replaced with the following:

Effective September 24, 2020, for its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly, equal to 0.19% of each fund’s average daily net assets. Prior to September 24, 2020, for its advisory and administrative services to each fund, CSIM was entitled to receive a graduated annual fee payable monthly based on each fund’s average daily net assets as described below.

19.	The fifth paragraph under the “Advisory Agreement” section on page 27 of the Schwab Municipal Money Funds SAI is replaced in its entirety with the following:

Effective September 24, 2020, CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab AMT Tax-Free Money Fund – Investor Shares	0.34%
Schwab AMT Tax-Free Money Fund – Ultra Shares	0.19%
Schwab Municipal Money Fund – Investor Shares	0.34%
Schwab Municipal Money Fund – Ultra Shares	0.19%
Schwab California Municipal Money Fund – Investor Shares	0.34%
Schwab California Municipal Money Fund – Ultra Shares	0.19%
Schwab New York Municipal Money Fund – Investor Shares	0.34%
Schwab New York Municipal Money Fund – Ultra Shares	0.19%

From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows (a contractual expense limitation agreement).

20.	The fifth paragraph under the “Advisory Agreement” section on page 21 of the Schwab Money Funds SAI is replaced in its entirety with the following:

Effective September 24, 2020, CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab Value Advantage Money Fund – Investor Shares	0.34%
Schwab Value Advantage Money Fund – Ultra Shares	0.19%
Schwab Government Money Fund – Sweep Shares	0.44%
Schwab Government Money Fund – Investor Shares	0.34%
Schwab Treasury Obligations Money Fund – Investor Shares	0.34%
Schwab Retirement Government Money Fund	0.19%
Schwab U.S. Treasury Money Fund – Investor Shares	0.34%

From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows (a contractual expense limitation agreement).

21.	The fourth paragraph under the “Advisory Agreement” section on page 15 of the Schwab Government Money Market Portfolio SAI is deleted and replaced in its entirety with the following:

Effective as of September 24, 2020, CSIM and its affiliates have agreed to limit the total annual operating expenses (excluding interest, taxes, certain non-routine expenses, and money fund insurance expenses, if any) to 0.34% of the average daily net assets of the fund (the contractual expense limitation agreement) for so long as the investment adviser serves as the adviser to the fund. This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit total annual operating expenses to 0.35% of the fund. Prior to October 3, 2017, CSIM and its affiliates had agreed to limit total annual operating expenses to 0.50% of the fund. Amounts waived or reimbursed under the contractual expense limitation agreement may not be recaptured by the investment adviser and/or its affiliates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG112008-00 (09/20)

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